Loss Per Share - Schedule of Impact on Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Impact on Loss Per Share [Line Items]
Net loss attributable to the equity holders of the Parent	$ (37,113,975)	$ (27,666,386)
Shares used in computation:	6,688,032	4,825,829
Basic net loss per share attributable to equity holders of the Parent	$ (5.5)	$ (5.7)
Previously Reported [Member]
Schedule of Impact on Loss Per Share [Line Items]
Net loss attributable to the equity holders of the Parent	$ (37,113,975)	$ (27,666,386)
Shares used in computation:	66,880,309	48,258,290
Basic net loss per share attributable to equity holders of the Parent	$ (0.55)	$ (0.57)